FORM D

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

1141358

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO
REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

03027134

SEC MAIL PROCESSING SECTION
RECEIVED
JUL 15 2003
WASH. D.C. 168

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Panacya Inc. Offering of Convertible Promissory Notes, Series A-1 Convertible Preferred Stock and Common Stock

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] *check if this is an amendment and name has changed, and indicate change.*)
.Panacya Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) 8825 Stanford Boulevard, Suite 100, Columbia, MD 21045	Telephone Number (Including Area Code) (410) 910-3300
Address of Principal Business Operations (Number and Street, City, State, Zip Code) Operations (if different from Executive Offices)	Telephone Number (Including Area Code)

PROCESSED
JUL 16 2003
THOMSON FINANCIAL

Brief Description of Business
e Commerce Services

Type of Business Organization

[X] corporation
[ ] business trust
[ ] limited partnership, already formed
[ ] limited partnership, to be formed
[ ] other (please specify)

Actual or Estimated Date of Incorporation or Organization Month [1] [2] Year [9] [9] [X]Actual [ ]Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D] [E]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Excha Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the da was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SE

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that h adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a s requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result loss of an available state exemption unless such exemption is predicated on the filing of a federal notice

A. BASIC IDENTIFICATION DATA

2. *Enter the information requested for the following:*

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
Connor, John N.

Business or Residence Address (Number and Street, City, State, Zip Code):
8825 Stanford Boulevard, Suite 100, Columbia, MD 21045

Check Box(es) that Apply [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Keller, James A.

Business or Residence Address (Number and Street, City, State, Zip Code):
8825 Stanford Boulevard, Suite 100, Columbia, MD 21045

Check Box(es) that Apply [ ] Promoter [x] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
Negri, Franco R.

Business or Residence Address (Number and Street, City, State, Zip Code):
8825 Stanford Boulevard, Suite 100, Columbia, MD 21045

Check Box(es) that Apply [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
Stephen Mank

Business or Residence Address (Number and Street, City, State, Zip Code):
8825 Stanford Boulevard, Suite 100, Columbia, MD 21045

Check Box(es) that Apply [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
Brian Murphy

Business or Residence Address (Number and Street, City, State, Zip Code):
8825 Stanford Boulevard, Suite 100, Columbia, MD 21045

Check Box(es) that Apply [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
William Fiste

Business or Residence Address (Number and Street, City, State, Zip Code):
8825 Stanford Boulevard, Suite 100, Columbia, MD 21045

Check Box(es) that Apply [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
ETF US L.P.

Business or Residence Address (Number and Street, City, State, Zip Code):
6 Landmark Square, Room 431, Stamford, CT 06901

Check Box(es) that Apply [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
Lazard Technology Partners II LP.

Business or Residence Address (Number and Street, City, State, Zip Code):
5335 Wisconsin Avenue, NW, Suite 410, Washington, DC 20015

Check Box(es) that Apply [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual):
The Bernstein Companies

Business or Residence Address (Number and Street, City, State, Zip Code):

Check Box(es) that Apply	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner
Full Name (Last name first, if individual): Hans Stander					
Business or Residence Address (Number and Street, City, State, Zip Code): 8825 Stanford Boulevard, Suite 100, Columbia, MD 21045					
Check Box(es) that Apply	[ ] Promoter	[X] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner
Full Name (Last name first, if individual): Ron Bridge Investment Co.					
Business or Residence Address (Number and Street, City, State, Zip Code): c/o Jasbir S. Gill, 66 Raymerville Dr., Markham, Ontario, Canada L3P 4J5					
Check Box(es) that Apply	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner
Full Name (Last name first, if individual): Kevin J. Burns					
Business or Residence Address (Number and Street, City, State, Zip Code): 5335 Wisconsin Avenue, NW, Suite 410, Washington, DC 20015					
Check Box(es) that Apply	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner
Full Name (Last name first, if individual): Steven Friedman					
Business or Residence Address (Number and Street, City, State, Zip Code): 8825 Stanford Boulevard, Suite 100, Columbia, MD 21045					
Check Box(es) that Apply	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner
Full Name (Last name first, if individual): Carey A. Snyder					
Business or Residence Address (Number and Street, City, State, Zip Code): 8825 Stanford Boulevard, Suite 100, Columbia, MD 21045					

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

.Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?.................$ N/A

		Yes	No
3	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4 Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicit of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered wit SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer may set forth the information for that broker or dealer only. None

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ------ [ ] All State

[[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) -----[ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ----- [ ] All State

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[LA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is exchange offering, check this box [] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity [X] Common [X] Preferred (Series A-1 Convertible Preferred Stock) (Common Stock into which Series A-1 P.S. is convertible)	$ 7,600,000*	$ 0*
Convertible Securities (including warrants) Convertible Promissory Notes	$ 400,000	$ 400,000
Partnership Interests	$	$
Other (Specify ______________________)	$	$
Total	$ 8,000,000	$ 400,000

Answer also in Appendix, Column 3, if filing under ULOE.

*The Notes are convertible into Common Stock and may under certain circumstances be converted into Series A-1 Convertible Preferred Stock. Dollar amount shown represents new issuance of Series A-1 Convertible Preferred Stock, exclusive of any conversion of the Notes

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter " answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 400,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4.a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check box to the left of the estimate.

Transfer Agent's Fees	[X]	$ 0
Printing and Engraving Costs	[X]	$ 0
Legal Fees	[X]	$ 90,000
Accounting Fee	[X]	$ 0
Engineering Fees	[X]	$ 0
Sales Commissions (specify finders' fees separately)	[X]	$ 0
Other Expenses (identify): Blue Sky fees	[X]	$ 0
Total	[X]	$ 90,000